Consolidated Statements of Financial Condition (Parenthetical) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Securities available for sale, at fair value, amortized cost	$ 464,699,289	$ 516,006,296
Loans, allowance for loan losses	$ 3,371,695	$ 3,019,228
Common stock, par value	$ 0.20	$ 0.20
Common stock, shares authorized	22,500,000	22,500,000
Common stock, shares issued	4,904,530	4,894,705
Common stock, shares outstanding	4,904,530	4,894,705
Accumulated other comprehensive loss, tax benefits	$ (4,978,232)	$ (2,734,500)